General	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
General [Abstract]
General

Note 1. General

Overview

On May 6, 2016, Vringo, Inc. changed its name to FORM Holdings Corp. (“FORM” or the “Company”) and concurrently announced its repositioning as a holding company of small and middle market growth companies. The Company’s focus is on acquiring and building companies that would benefit from:

•	additional capital

•	exposure to visibility from the public markets

•	talent recruiting

•	rebranding and

•	implementation of best practices.
The Company’s management team is committed to execute on its strategy. The Company is industry agnostic, but limits the scope of its pipeline by looking only at companies with a clear path to grow in excess of $100,000 in revenue.

The Company’s common stock, par value $0.01 per share, which was previously listed on the NASDAQ Capital Market under the trading symbol “VRNG,” has been listed under the trading symbol “FH” since May 9, 2016.

The Company currently has three operating segments:

•	Group Mobile

•	FLI Charge

•	Intellectual property

Group Mobile is a growing premier supplier of innovative and full-service mobile technology solutions, including rugged computers, tablets, mobile devices, accessories, a full suite of professional services and other related products geared toward emergency first responders, municipalities and corporations. In addition, Group Mobile specializes in high-quality customer service and support for those products.

FLI Charge owns a patented conductive wireless charging technology and focuses on the development and commercialization of its technology through the direct-to-consumer sale of enablements, as well as partnerships and licensing agreements in various industries. FLI Charge is currently working with partners that are interested in implementing FLI Charge technology for smart furniture, Original Equipment Manufacturers, or “OEM,” and after-market automobiles and vaporizers. FLI Charge’s business model is based on licensing its technology in exchange for recurring licensing revenue as well as manufacturing and commercializing its own conductive charging pads and associated cases for phones, tablets and laptops.

The intellectual property operating segment is focused on the innovation, development and monetization of intellectual property. The Company’s portfolio consists of over 600 patents and patent applications covering telecom infrastructure, internet search, ad-insertion and mobile technologies.

Prior to December 31, 2013, the Company operated a global platform for the distribution of mobile social applications and services. On February 18, 2014, the Company sold its mobile social application business to InfoMedia Services Limited (“InfoMedia”), receiving an 8.25% ownership interest in InfoMedia as consideration and a seat on the board of directors of InfoMedia. As part of the transaction, the Company has the opportunity to license certain intellectual property assets and work with InfoMedia to identify and protect new intellectual property.

Each of the Company’s operating segments are described below.

Group Mobile

Group Mobile is a growing and innovative full, end-to-end solution provider for project lifecycle services including system integration, hardware service support, pre- and post-deployment and customer support helpdesk. Group Mobile provides total hardware solutions, including rugged laptops, tablets and handheld computers. Group Mobile also markets rugged mobile printers, vehicle computer docking and mounting gear, power accessories, wireless communication products, antennas, carrying cases, and other peripherals, accessories and add-ons needed to maximize productivity in a mobile- or field-computing environment.

Group Mobile operates a full-service e-commerce website with live chat, up-to-date product information and computer system configuration capabilities. Group Mobile’s goal is to ensure that its customers purchase the best products and services for their specific requirements.

Group Mobile purchases rugged mobile computing equipment and complementary products from its primary distribution and manufacturing partners and sells them to enterprises, resellers, and retail customers. Group Mobile’s primary customers range from corporations to local governments, emergency first responders and healthcare organizations. Group Mobile believes that its business is characterized by gross profits as a percentage of revenue slightly higher than is commonly found in resellers of computing devices. The market for rugged mobile computing products is trending towards an increase in the volume of unit sales combined with declining unit prices as the business transitions from primarily being comprised of laptops to one primarily comprised of rugged tablets. As this transition has occurred, Group Mobile is seeing shortened product life cycles and industry specific devices for segments such as healthcare. Group Mobile sets sale prices based on the market supply and demand characteristics for each particular product. Group Mobile is highly dependent on the end-market demand for rugged mobile computing products, which is influenced by many factors, including the introduction of new IT products by OEM, replacement cycles for existing rugged mobile computing products, overall economic growth, local and state budgets, and general business activity.

Product costs represent Group Mobile’s single largest expense and product inventory is one of the largest working capital investments for Group Mobile. Group Mobile’s primary suppliers include Synnex Corporation, Ingram Micro Inc., and Xplore Technologies Corporation, which, combined, represent approximately 80% of Group Mobile’s inventory purchases. Group Mobile has reseller agreements with most of its OEM and distribution partners. These agreements usually provide for nonexclusive resale and distribution rights. The agreements are generally short-term, subject to periodic renewal, and often contain provisions permitting termination by either Group Mobile or the supplier without cause upon relatively short notice. Furthermore, product procurement from the OEM suppliers is a highly complex process and, as such, efficient and effective purchasing operations are critical to Group Mobile’s success.

FLI Charge

FLI Charge is a wireless power company dedicated to simplifying the way people power and charge the multitude of mobile electronic devices they use on a daily basis. By eliminating the need to search and compete for outlets and charging cables, FLI Charge is improving the powering and charging experience for all currently existing battery and DC powered devices.
FLI Charge designs, develops, licenses, manufactures and markets wireless conductive power and charging solutions. FLI Charge is currently working with partners in several verticals to bring products to market. These verticals include education, office, hospitality, automotive and consumer electronics among others. To date, FLI Charge has not yet generated any substantial revenue from its product sales. The Company believes that FLI Charge’s patented technology is the only wireless power solution that is fully interoperable between different mobile devices ranging from smartphones to power tools, and many more. FLI Charge’s wireless power solution can simultaneously power multiple devices on the same pad no matter their power requirements or positions on the pad.
FLI Charge’s product line consists of power pads or surfaces as well as devices that are connected to or embedded with FLI Charge enabling technology. FLI Charge pads and surfaces are connected to a power source or battery. The surface of the pad has conductive contact strips that provide power and are constantly monitored by control circuitry that immediately halts power transfer if an unapproved load or short-circuit condition is detected. FLI Charge-enabled devices are embedded with the FLI Charge contact enablement that consists of four contact points, known as the “constellation.” The constellation is designed to make an immediate and continuous electrical connection with the contact strips regardless of the device’s orientation on the pad. The enablement monitors the power coming from the pad and ensures that the correct amount of power goes to the device. Once an approved FLI Charge device is placed on a pad, power is transferred immediately to charge or power the device.

FLI Charge launched its consumer product line on Indiegogo, a crowdfunding platform, on June 15, 2016; the campaign is ongoing as of June 30, 2016. The Company accounts for funds raised from crowdfunding campaigns and pre-sales, which was $177 as of June 30, 2016, as deferred revenue. FLI Charge expects to deliver products to the participants in the fourth quarter of 2016.

Intellectual Property

The intellectual property operating segment is focused on the innovation, development and monetization of intellectual property. The Company’s portfolio consists of over 600 patents and patent applications covering telecom infrastructure, internet search, ad-insertion and mobile technologies.

The Company is currently focused on monetizing its technology portfolio through a variety of value enhancing initiatives including, but not limited to, licensing, litigation and strategic partnerships.

Recent Developments

Name Change

On May 6, 2016, the Company changed its name from Vringo, Inc. to FORM Holdings Corp. (“FORM” or the “Company”) and concurrently announced its repositioning as a holding company of small and middle market growth companies. The Company’s focus is on acquiring and building companies that would benefit from:

•	additional capital
•	exposure to visibility from the public markets
•	talent recruiting
•	rebranding and
•	implementation of best practices.

The Company’s management team is committed to execute on its strategy. The Company is industry agnostic, but limits the scope of its pipeline by looking only at companies with a clear path to grow in excess of $100,000 in revenue.

The Company’s common stock, par value $0.01 per share, which was previously listed on the NASDAQ Capital Market under the trading symbol “VRNG,” has been listed under the trading symbol “FH” since May 9, 2016.

Impairment of Patents

The Company’s name change and repositioning as a holding company was deemed a triggering event, which required the Company’s patent assets to be tested for impairment. In performing this impairment test, the Company determined that the patent portfolios, which together represent an asset group, were subject to impairment testing. In the first step of the impairment test, the Company utilized its projections of future undiscounted cash flows based on its existing plans for the patents. As a result, it was determined that the Company’s projections of future undiscounted cash flows were less than the carrying value of the asset group. Accordingly, the Company performed the second step of the impairment test to measure the potential impairment by calculating the asset group’s fair value as of May 6, 2016. As a result, following amortization for the month of April, the Company recorded an impairment charge of $11,937, which resulted in a new carrying value of $1,526 on May 6, 2016. Following the impairment, the Company reevaluated the remaining useful life and concluded that there were no changes in the estimated useful life.

Shareholder Rights Plan

On March 18, 2016, the Company announced that the Company’s Board of Directors adopted a shareholder rights plan in the form of a Section 382 Rights Agreement designed to preserve the Company’s tax assets. As a part of the plan, the Company’s Board of Directors declared a dividend of one preferred-share-purchase right for each share of the Company’s common stock outstanding as of March 29, 2016. Effective on March 18, 2016, if any group or person acquires 4.99% or more of the Company’s outstanding shares of common stock, or if a group or person that already owns 4.99% or more of the Company’s common stock acquires additional shares representing 0.5% or more of the Company’s common stock, then, subject to certain exceptions, there would be a triggering event under the plan. The rights would then separate from the Company’s common stock and would be adjusted to become exercisable to purchase shares of the Company’s common stock having a market value equal to twice the purchase price of $9.50, resulting in significant dilution in the ownership interest of the acquiring person or group. The Company’s Board of Directors has the discretion to exempt any acquisition of the Company’s common stock from the provisions of the plan and has the ability to terminate the plan prior to a triggering event. In connection with this plan, the Company filed a Certificate of Designation of Series C Junior Preferred Stock with the Secretary of State of the State of Delaware on March 18, 2016.

Senior Secured Notes

On March 9, 2016, the Company and the holders (the “Investors”) of the Company’s $12,500 Senior Secured Convertible Notes (the “Notes”), which were originally issued by the Company in a registered direct offering on May 4, 2015, entered into an exchange note agreement (the “Exchange Note Agreement”). Pursuant to the Exchange Note Agreement, the Company issued to the Investors an aggregate of 703,644 shares of its common stock, par value $0.01 per share, in exchange for the reduction of $1,267 of the outstanding aggregate principal amount of the Notes and $49 of accrued interest. As a result, the outstanding aggregate principal amount under the Notes was reduced from $3,016 to $1,749 as of March 9, 2016.

In addition, on March 9, 2016, the Company, with the consent of each of the Investors, agreed to amend the Notes. Pursuant to the Amended and Restated Senior Secured Notes (the “Amended Notes”) and the Indenture dated May 4, 2015, as supplemented by a First Supplemental Indenture dated May 4, 2015 and further supplemented by a Second Supplemental Indenture (the “Second Supplemental Indenture”) dated March 9, 2016: (i) the Amended Notes are no longer convertible into shares of the Company’s common stock and will be payable by the Company on the Maturity Date (as defined below) in cash only, (ii) the Maturity Date of the Amended Notes will extend to June 30, 2017 (the “Maturity Date”), (iii) the Company will discontinue the payment of principal prior to the Maturity Date (subject to certain exceptions), (iv) the interest rate increased from 8% to 10% per annum and will accrue on the outstanding aggregate principal amount of the Amended Notes, payable monthly, and (v) the Company will pay to the Investors on the Maturity Date 102% of the outstanding aggregate principal amount of the Amended Notes. The Company also agreed to maintain a cash balance (including cash equivalents) of not less than $2,900.

In addition, the Company agreed to reduce the exercise price of the warrants to purchase an aggregate of 537,500 shares of the Company’s common stock pursuant to the initial agreement (the “May 2015 Warrants”) from $10.00 to $3.00 per share and the parties also agreed to remove from the May 2015 Warrants certain anti-dilution features. Other terms of the May 2015 Warrants remained the same. Furthermore, in connection with the Amended Notes, the Company paid a restructuring fee of $50 to the Investors.

On July 1, 2016, the Company prepaid in full its Amended Notes that were due on June 30, 2017. As required by the terms of the Amended Notes, notice of prepayment was delivered to the Investors on June 30, 2016. The Company repaid the Amended Notes in full, including repayment of the principal and accrued interest as well as an additional 15% for early repayment. The Company used an aggregate of $2,011 of cash on hand for repayment of the Amended Notes. As a result of the repayment in full of the Amended Notes, all liens on the Company’s assets, including intellectual property, were released by the Investors.

Reverse Stock Split

Unless otherwise noted, the information contained in these condensed consolidated financial statements gives effect to a one-for-ten reverse stock split of our common stock effected on November 27, 2015 on a retroactive basis for all periods presented.

Note 1. General

Overview

Vringo, Inc. (“Vringo” or the “Company”) is engaged in the innovation, development and monetization of intellectual property, as well as the commercialization and distribution of wire-free power and rugged computing devices. The Company has three operating segments:
•	Intellectual Property
•	Fli Charge
•	Group Mobile
The Company was incorporated in Delaware on January 9, 2006 and completed an initial public offering in June 2010. On July 19, 2012, Vringo closed the Merger with I/P. On August 9, 2012, the Company acquired a patent portfolio from Nokia, comprised of 124 patent families with counterparts in certain jurisdictions worldwide, for $22,000. Under the terms of the purchase agreement, to the extent that the gross revenue as defined by the agreement exceeds $22,000, the Company is obligated to pay a royalty of 35% of such excess.
On October 15, 2015, the Company acquired 100% of International Development Group Limited (“IDG”), a holding company consisting of two subsidiaries, Fli Charge and Group Mobile. IDG owned 70% of Fli Charge and 100% of Group Mobile. The acquisition was a stock purchase whereby Vringo acquired its entire interest in IDG in exchange for shares in Vringo. The total value of the consideration was $5,571. On December 28, 2015, Vringo acquired the remaining 30% of Fli Charge from third party shareholders in exchange for shares in Vringo.
Fli Charge owns a patented conductive wire-free charging technology and is focused on the development and commercialization of its technology through the direct to consumer sale of enablements as well as partnerships and licensing agreements in various industries. Fli Charge is currently working with partners that are interested in implementing Fli Charge technology for smart furniture, Original Equipment Manufacturers “OEM” and after-market automobiles, and vaporizers. Fli Charge’s business model is to license its technology in exchange for recurring licensing revenue as well as to manufacture and commercialize its own conductive charging pads and associated cases for phones, tablets and laptops.
Group Mobile is a full service reseller of rugged computers, rugged tablets, rugged mobile devices, accessories and other related products geared toward emergency first responders, municipalities and corporations. In addition, Group Mobile specializes in high-quality customer support for those products.
Prior to December 31, 2013, Vringo operated a global platform for the distribution of mobile social applications and services. On February 18, 2014, the Company sold its mobile social application business to InfoMedia Services Limited (“InfoMedia”), receiving an 8.25% ownership interest in InfoMedia as consideration and a seat on the board of directors of InfoMedia. As part of the transaction, the Company has the opportunity to license certain intellectual property assets and work with InfoMedia to identify and protect new intellectual property.
Each of the Company’s operating segments are described below.

Intellectual Property

Vringo’s Intellectual Property operating segment is engaged in the innovation, development and monetization of intellectual property. The Company’s portfolio consists of over 600 patents and patent applications covering telecom infrastructure, internet search, ad-insertion and mobile technologies; it includes the following key categories:
•
Wireless Infrastructure and Devices — This portfolio encompasses technologies relating to telecom infrastructure, including communication management, data and signal transmission, mobility management, radio resources management and services.

•
Content Distribution — This portfolio includes seven patents as well as several pending patent applications. As one of the means of realizing the value of these patents, on October 20, 2015, the Company filed suit against DirecTV in the United States District Court for the Southern District of New York.

Vringo is currently focused on identifying, generating, acquiring, and deriving economic benefits from intellectual property assets and the Company monetizes its technology portfolio through a variety of value enhancing initiatives, including, but not limited to licensing, litigation and strategic partnerships.

Fli Charge

Fli Charge is a wire-free power company dedicated to making it easier for people to power and charge the multitude of mobile electronic devices they use on a daily basis. By eliminating the need to search and compete for outlets and charging cables, Fli Charge is improving the powering and charging experience for all battery and DC powered devices.
Fli Charge designs, develops, licenses, manufactures and markets wire-free conductive power and charging solutions. Fli Charge is currently working with partners in several verticals to bring products to market. These verticals include education, office, hospitality, automotive and consumer electronics among others. To date, Fli Charge has not yet generated any substantial revenue from its products. Fli Charge’s patented technology is the only wire-free power solution that is fully interoperable between different mobile devices ranging from smartphones to power tools, and many more. Fli Charge’s wire-free power solution can simultaneously power multiple devices on the same pad no matter their power requirements or positions on the pad.
The Fli Charge ecosystem consists of power pads or surfaces as well as devices that are connected to or embedded with Fli Charge enabling technology. Fli Charge pads and surfaces are connected to a power source or battery. The surface of the pad has conductive contact strips that provide power and are constantly monitored by control circuitry that immediately halts power transfer if an unapproved load or short-circuit condition is detected. Fli Charge-enabled devices are embedded with the Fli Charge contact enablement that consists of four contact points, known as the Fli Charge “constellation.” The constellation is designed to make an immediate and continuous electrical connection with the contact strips regardless of the device’s orientation on the pad. The enablement monitors the power coming from the pad and ensures that the correct amount of power goes to the device. Once an approved Fli Charge device is placed on a pad, power is transferred immediately to charge or power the device.

Group Mobile

Group Mobile is a provider of rugged, mobile and field-use computing products, serving customers worldwide. Group Mobile provides total hardware solutions, including rugged laptops, tablets, and handheld computers. Group Mobile also carries rugged mobile printers, vehicle computer docking and mounting gear, power accessories, wireless communication products, antennas, carrying cases, and other peripherals, accessories, and add-ons needed to maximize productivity in a mobile- or field-computing environment. Group Mobile operates a full-service ecommerce website with live chat, up-to-date product information, and computer system configuration capabilities. Group Mobile’s goal is to ensure that its customers purchase the best product for their specific requirements.
Group Mobile purchases rugged mobile computing equipment and complementary products from its primary distribution and manufacturing partners and sells them to enterprise, reseller, and retail customers. Group Mobile’s primary customers range from corporations to local governments, emergency first responders and healthcare organizations. Group Mobile believes that its business is characterized by gross profits as a percentage of revenue slightly higher than is commonly found in resellers of computing devices. The market for rugged mobile computing products is trending towards an increase in the volume of unit sales combined with declining unit prices as the business transitions from primarily being comprised of laptops to one primarily comprised of rugged tablets. As this transition has occurred, Group Mobile is seeing shortened product life cycles and industry specific devices for segments such as healthcare. Group Mobile sets sale prices based on the market supply and demand characteristics for each particular product. Group Mobile is highly dependent on the end-market demand for rugged mobile computing products, which is influenced by many factors including the introduction of new IT products by OEM, replacement cycles for existing rugged mobile computing products, overall economic growth, local and state budgets, and general business activity.
Product costs represent the single largest expense and product inventory is one of the largest working capital investments for Group Mobile. Group Mobile’s primary suppliers include Synnex Corporation, Ingram Micro Inc., Xplore Technologies Corporation and Flextronics International Ltd., which combined represent approximately 80% of Group Mobile’s inventory purchases. We have reseller agreements with most of our OEM and distribution partners. These agreements usually provide for nonexclusive resale and distribution rights. The agreements are generally short-term, subject to periodic renewal, and often contain provisions permitting termination by either our supplier or us without cause upon relatively short notice. Furthermore, product procurement from the OEM suppliers is a highly complex process and, as such, efficient and effective purchasing operations are critical to Group Mobile’s success.

Recent Developments

ZTE Agreement

On December 7, 2015, the Company entered into a confidential settlement and license agreement (the “Settlement Agreement”) with ZTE Corporation and its affiliates (“ZTE”), pursuant to which: (i) ZTE paid the Company a total of $21,500, net of any withholding, value added or other taxes; (ii) the parties withdrew all pending litigations and proceedings against each other including the litigations related to ZTE’s breach of its non-disclosure agreement with Vringo; and (iii) the Company granted ZTE a non-exclusive, non-transferable, worldwide perpetual license of certain patents and patent applications owned by the Company.

Acquisition

On October 15, 2015, the Company acquired 100% of IDG, a holding company consisting of two subsidiaries, Fli Charge and Group Mobile. IDG owned 70% of Fli Charge and 100% of Group Mobile. The acquisition was a stock purchase whereby Vringo acquired its entire interest in IDG in exchange for shares in Vringo. The total value of the consideration was $5,571. On December 28, 2015, Vringo acquired the remaining 30% of Fli Charge from third party shareholders in exchange for shares in Vringo.

Notes Financing

On May 4, 2015 (the “Closing Date”), Vringo entered into a securities purchase agreement with certain institutional investors in a registered direct offering of $12,500 of Senior Secured Convertible Notes (the “Notes”) and warrants to purchase 537,500 shares of its common stock (after giving effect to the one-for-ten reverse stock split). On the Closing Date, the Company issued the Notes, which are convertible into shares of its common stock at $10.00 per share, bear 8% interest and mature in 21 months from the date of issuance, unless earlier converted. In addition, the Company issued 537,500 warrants to purchase shares of its common stock, which are exercisable at $10.00 per share for a period of five years, beginning on November 4, 2015. In connection with the issuance of the Notes and the warrants, the Company received net cash proceeds of $12,425. During the year ended December 31, 2015, the Company made principal and interest payments in the aggregate amount of $8,294.

Reverse Stock Split

On November 27, 2015, we implemented a one-for-ten reverse split of our issued and outstanding shares of common stock (the “Reverse Stock Split”), as authorized at a special meeting of our stockholders held on November 16, 2015. The Reverse Stock Split became effective at the opening of trading on the NASDAQ on November 27, 2015. As of November 27, 2015, every 10 shares of our issued and outstanding common stock were combined into one share of our common stock, except to the extent that the Reverse Stock Split resulted in any of our stockholders owning a fractional share, which was rounded up to the next highest whole share. In connection with the Reverse Stock Split, there was no change in the nominal par value per share of $0.01.
All references in this Annual Report on Form 10-K to number of shares of common stock, price per share and weighted average shares of common stock have been adjusted to reflect the Reverse Stock Split on a retroactive basis for all periods presented, unless otherwise noted.

NASDAQ

On December 18, 2014, we received a notification letter from NASDAQ informing us that for the last 30 consecutive business days, the bid price of our securities had closed below $1.00 per share. On June 17, 2015, we received a letter from NASDAQ notifying us that we had been granted an additional 180-day period, or until December 14, 2015, to regain compliance with the minimum $1.00 bid price per share requirement for continued listing on the NASDAQ Capital Market, as set forth in NASDAQ Listing Rule 5810(c)(3)(A)(ii). On December 14, 2015, as a result of the Reverse Stock Split on November 27, 2015, we received a letter from The NASDAQ Stock Market LLC notifying us that we regained compliance with The NASDAQ Stock Market’s minimum bid price continued listing requirement. The letter noted that because the closing bid price of our common stock has been at $1.00 per share or greater for the last 10 consecutive trading days, we have regained compliance with Listing Rule 5550(a)(2) and the matter is now closed.

Financial conditions

As of December 31, 2015, the Company had a cash balance of $24,951 and deposit with courts, which are included in current assets, of $1,930. In February 2016, $1,279 of the deposits with courts were repaid to the Company. The Company’s average monthly cash spent in operations, including the revenue, for the years ended December 31, 2015 and 2014 was approximately $214 and $2,365, respectively.
On May 4, 2015, the Company entered into a securities purchase agreement with certain institutional investors in a registered direct offering of $12,500 of Notes and warrants to purchase up to 537,500 shares of the Company’s common stock, which are exercisable at $10.00 per share for a period of five years. The Notes are repaid monthly in cash or shares at the election of the Company. The total amount of principal outstanding under the Notes was $4,206 as of December 31, 2015.